UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22043

Invesco Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices)(Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 02/28

Date of reporting period: 08/31/20

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2020

Invesco Dynamic Credit Opportunities Fund
NYSE: VTA

2	Managed Distribution Plan Disclosure
3	Letters to Shareholders
4	Fund Performance
4	Share Repurchase Program Notice
5	Important Policy Change Notice
8	Dividend Reinvestment Plan
9	Consolidated Schedule of Investments
29	Consolidated Financial Statements
33	Consolidated Financial Highlights
34	Notes to Consolidated Financial Statements
42	Approval of Investment Advisory and Sub-Advisory Contracts
44	Proxy Results

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 341 2929 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Managed Distribution Plan Disclosure

Effective October 1, 2020, the Board of Trustees (the “Board”) of Invesco Dynamic Credit Opportunities Fund (the “Fund”) approved a Managed Distribution Plan (the “Plan”) whereby the Fund will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.075 per share. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Fund, regardless of when or whether income is earned or capital gains are realized. If investment income is not sufficient to cover the Fund’s intended monthly distribution, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Fund is paid back to them. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” No conclusions should be drawn about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Plan. The Plan will be subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Fund will provide its shareholders of record on each distribution record date with a Section 19 Notice disclosing the sources of its dividend payment when a distribution includes anything other than net investment income. The amounts and sources of distributions reported in Section 19 Notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes. Please refer to “Distributions” under Note 1 of the Notes to Financial Statements for information regarding the tax character of the Fund’s distributions.

2	Invesco Dynamic Credit Opportunities Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance and holdings.

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg Head of the Americas,
Senior Managing Director, Invesco Ltd.

3	Invesco Dynamic Credit Opportunities Fund

Fund Performance

Performance summary
Cumulative total returns, 2/29/20 to 8/31/20
Fund at NAV	-6.78%
Fund at Market Value	-11.89
Credit Suisse Leveraged Loan Index▼	-0.68
Market Price Discount to NAV as of 8/31/20	-17.11
Source: ▼Bloomberg L.P.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar- denominated, noninvestment-grade loans.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2020, the Board of Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average trading volume of	the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares	pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

4	Invesco Dynamic Credit Opportunities Fund

Changes to the Fund’s Governing Documents

On August 13, 2020, the Fund’s Board of Trustees (the “Board”) approved changes to the Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) and the Fund’s Amended and Restated Bylaws (the “Bylaws”). The following is a summary of certain of these changes.

Declaration of Trust

The Fund’s Declaration of Trust was amended to provide as follows:

∎

A Majority Trustee Vote is required on all Board actions, including amendments to the Declaration of Trust. “Majority Trustee Vote” means (a) with respect to a vote of the Board, a vote of the majority of the Trustees then in office, and a separate vote of a majority of the Continuing Trustees; and (b) with respect to a vote of a committee or sub-committee of the Board, a vote of the majority of the members of such committee or sub-committee, and a separate vote of a majority of the Continuing Trustees that are members of such committee or sub-committee. “Continuing Trustee” means a Trustee who either (a) has been a member of the Board for a period of at least thirty-six months (or since the commencement of the Fund’s operations, if less than thirty-six months) or (b) was nominated to serve as a member of the Board by a majority of the Continuing Trustees then members of the Board.

∎

Any Trustee may only be removed for cause, including but not limited to (i) willful misconduct, dishonesty, or fraud on the part of the Trustee in the conduct of his or her office; (ii) failing to meet, on a continuous basis, the Trustee Qualifications (as defined below); or (iii) being indicted for, pleading guilty to or being convicted of a felony, in each case only by a written instrument signed by at least 75% of the number of Trustees prior to such removal (not including the Trustee(s) for which removal is being sought), specifying the date when such removal shall become effective.

∎

In the event of a vacancy on the Board, the size of the Board is automatically reduced by the number of vacancies (but not to less than two) until the Board maintains or increases the size of the Board.

∎	The following Trustee Qualifications are imposed on all nominees and current Trustees, whether or not nominated by a third party:

(a) An individual who is an Affiliated Person of any:

(1) Investment Adviser (other than the Fund’s Investment Adviser or any Investment Adviser affiliated with the Fund’s Investment Adviser);

(2) Pooled Vehicle (as defined below) (other than a Pooled Vehicle advised or managed by the Fund’s Investment Adviser or any Investment Adviser affiliated with the Fund’s Investment Adviser); or

(3) Entity Controlling, Controlled by, or under common Control with, any Investment Adviser (other than the Fund’s Investment Adviser or any Investment Adviser affiliated with the Fund’s Investment Adviser) or Pooled Vehicle (other than a Pooled Vehicle advised or managed by the Fund’s Investment Adviser or any Investment Adviser affiliated with the Fund’s Investment Adviser);

shall be disqualified from being nominated or serving as a Trustee, if the Board determines by Majority Trustee Vote (excluding the vote of any Trustee subject to such vote) that such relationship is reasonably likely to:

(1) Present undue conflicts of interest between (i) the Fund and its Shareholders, and (ii) such other Investment Adviser or Pooled Vehicle;

(2) Impede the ability of the individual to discharge the duties of a Trustee; and/or

(3) Impede the free flow of information (including proprietary, non-public or confidential information) between the Fund’s Investment Adviser and the Board.

(b) An individual who:

(1) Is a 12(d) Control Person (as defined below);

(2) Is an Affiliated Person of a 12(d) Holder (as defined below) or 12(d) Control Person; or

(3) Has accepted directly or indirectly any consulting, advisory, or other compensatory fee from any 12(d) Holder or 12(d) Control Person;

shall be disqualified from being nominated or serving as a Trustee.

(c) An individual who serves as a trustee or director of 5 or more issuers (including the Fund) having securities registered under the Securities Exchange Act of 1934 (the “Exchange Act”) (for these purposes, investment companies or individual series thereof having the same Investment Adviser as the Fund or any Investment Adviser affiliated with the Fund’s Investment Adviser shall be counted as a single issuer) shall be disqualified from being nominated or serving as a Trustee.

(d) An individual who has been subject to any censure, order, consent decree or adverse final action of any federal, state, or foreign governmental or regulatory authority barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business, been the subject of any investigation or proceeding that could reasonably be expected to result in an individual nominated or serving as a Trustee failing to satisfy the requirements of this paragraph, or is or has been engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result in, the Securities and Exchange Commission (“SEC”) censuring, placing limitations on the activities, functions, or operation of, suspending, or revoking the registration of any Investment Adviser under Section 203(e) or (f) of the Investment Advisers Act of 1940 shall be disqualified from being nominated or serving as a Trustee.

(e) An individual who is or has been the subject of any of the ineligibility provisions contained in Section 9(b) of the Investment Company Act of 1940 (the “1940 Act”) that would permit, or could reasonably have been expected or would reasonably be expected to permit the

5	Invesco Dynamic Credit Opportunities Fund

SEC by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from servicing or acting as an employee, officer, trustee, director, member of an advisory board, Investment Adviser or depositor of, or principal underwriter for, a registered investment company or Affiliated Person of such Investment Adviser, depositor, or principal underwriter shall be disqualified from being nominated or serving as a Trustee.

For purposes of the foregoing, the following definitions apply:

“12(d) Control Person” means any person who Controls, is Controlled by, or under common Control with, a 12(d) Holder (solely for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act);

“12(d) Holder” is defined as an investment company (including, for purposes of (1) below, any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act) that in the aggregate owns, directly or indirectly through any companies Controlled by the 12(d) Holder, of record or beneficially as defined in Rule 13d-3 and 13d-5 of the Securities Act of 1934:

(1) More than three percent (3%) of the outstanding voting Shares of the Fund;

(2) Securities issued by the Fund having an aggregate value in excess of five percent (5%) of the total assets of such investment company or of any company or companies Controlled by such investment company;

(3) Securities issued by the Fund and by all other investment companies having an aggregate value in excess of ten percent (10%) of the total assets of the investment company making such investment or any company or companies Controlled by the investment company making such investment;

(4) Together with other investment companies having the same Investment Adviser and companies Controlled by such investment companies, more than ten percent (10%) of the total outstanding Shares of the Fund; or

(5) For an investment company operating as a “fund of funds” pursuant to Section 12(d)(1)(F) of the 1940 Act, together with all Affiliated Persons of such investment company, more than three percent (3%) of the outstanding voting Shares of the Fund (solely for purposes of determining an “Affiliated Person” for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act).

“Pooled Vehicle” means (i) any issuer meeting the definition of an “investment company” in Section 3(a) of the 1940 Act, or (ii) any person that would meet the definition of an investment company but for the exceptions in Section 3(c) of the 1940 Act.

Bylaws

The Fund’s Bylaws were amended to provide as follows:

∎

At all meetings of the Board, one-half (50%) of the Trustees then in office, including one-half (50%) of the Continuing Trustees (but in no event fewer than two Trustees), shall constitute a quorum for the transaction of business. At all meetings of any committee or sub-committee, one-half (50%) of the committee members or sub-committee members, including one-half (50%) of the committee members or sub-committee members who are Continuing Trustees (but in no event fewer than two Trustees), shall constitute a quorum for the transaction of business. Business transacted at any meeting of Shareholders shall be limited to (a) the purpose stated in the notice, (b) the adjournment of such meeting in accordance with the relevant provisions of the Bylaws, and (c) solely with respect to annual meetings, such other matters as are permitted to be presented at the meeting in accordance with the relevant provisions of the Bylaws.

∎

A majority of the outstanding Shares entitled to vote at a Shareholders’ meeting, which are present in person or represented by proxy, shall constitute a quorum at the Shareholders’ meeting, except when a larger quorum is required by applicable law or the requirements of any securities exchange on which Shares are listed for trading, in which case such quorum shall comply with such requirements. Quorum shall be determined with respect to the meeting as a whole regardless of whether particular matters have achieved the requisite vote for approval, but the presence or absence of a quorum shall not prevent any adjournment at the meeting pursuant to the relevant provisions of the Bylaws.

∎

When a quorum is present at any meeting, the vote of the shares as set forth in the Declaration of Trust shall decide any question brought before such meeting, unless a different vote is required by the express provision of applicable law, the Declaration of Trust, the Bylaws or other governing instrument of the Fund, in which case such express provision shall govern and control the decision of such question. Notwithstanding the foregoing, and whether or not a quorum is present, the vote of the holders of one-third (1/3) of the shares cast, or the chair of the meeting in his or her discretion, shall have the power to adjourn a meeting of the Shareholders with regard to a particular proposal scheduled to be voted on at such meeting or to adjourn such meeting entirely.

∎

The matters to be considered and brought before any annual meeting of Shareholders of the Fund shall be limited to only such matters, including the nomination and election of Trustees, as shall be brought properly before such meeting in compliance with the procedures set forth in the Bylaws. For any matter to be properly brought before any annual meeting of Shareholders, the matter must be (among other requirements specified in the Bylaws), brought before the annual meeting in the manner specified in the Bylaws by a Record Owner at the time of the giving of notice, on the record date for such meeting and at the time of the meeting, or a Shareholder (a “Nominee Holder”) that holds voting securities entitled to vote at meetings of Shareholders through a nominee or “street name” holder of record and can demonstrate to the Fund such indirect ownership and such Nominee Holder’s entitlement to vote such securities, and is a Nominee Holder at the time of the giving of notice provided for in the Bylaws, on the record date for such meeting and at the time of the meeting, with proof of such ownership or holding reasonably satisfactory to the Fund to be provided by such Record Owner or Nominee Holder at each such aforementioned time.

6	Invesco Dynamic Credit Opportunities Fund

∎

Any Shareholder desiring to nominate any person(s) for election as a Trustee shall deliver, as part of such Shareholder Notice, a statement in writing with respect to the person(s) to be nominated, together with any persons to be designated as a proposed substitute nominee in the event that a proposed nominee is unwilling or unable to serve, including by reason of any disqualification (a “Proposed Nominee”) setting forth all information required by the Bylaws, including each Proposed Nominee’s written representation that he or she agrees to complete, execute, and return to the Fund within 5 business days of receipt the Fund’s form of trustee questionnaire and any supplemental information reasonably requested by the Fund.

∎

Any Shareholder who gives a Shareholder Notice of any matter proposed to be brought before an annual meeting or to elect Proposed Nominees shall deliver, as part of such Shareholder Notice, all statements and representations required by the Bylaws, including: 1) a statement in writing with respect to the Shareholder and the beneficial owner, if any, on whose behalf the proposal is being made setting forth, among other requirements, the number and class of all Shares which the Shareholder has the right to acquire pursuant to any agreement or upon exercise of conversion rights or warrants, or otherwise (including any derivative or short positions, profit interests, options or similar rights, and borrowed or loaned shares); and 2) an agreement to return to the Fund within 5 business days of receipt such other information as the Board may reasonably request.

∎

To be considered a qualified representative of the Shareholder, a Person must be a duly authorized officer, manager or partner of such Shareholder, as evidenced by an incumbency certificate executed by the corporate secretary (or other duly authorized officer) of the Shareholder, or must be authorized by a writing executed by such Shareholder delivered by such Shareholder to act for such Shareholder as proxy at the meeting of Shareholders, and such Person must deliver a copy of such incumbency certificate or writing to the secretary of the meeting.

∎

Only such matters shall be conducted at a special meeting of Shareholders as shall have been brought before the meeting pursuant to the Fund’s notice of meeting. Nominations of individuals for election to the Board may be made at a special meeting of Shareholders at which Trustees are to be elected: 1) pursuant to the Fund’s notice of meeting; 2) by or at the direction of the Board; or 3) provided that the Board has determined that Trustees shall be elected at such special meeting, and such special meeting shall meet all of the requirements with respect to annual meetings as if such special meeting were an annual meeting.

∎

Provisions in the Bylaws regarding advance notice of Shareholder Nominees for Trustee and other Shareholder proposals shall not apply to Shareholder proposals made pursuant to Rule 14a-8 under the Exchange Act. Notwithstanding the forgoing, no Shareholder proposal may be brought before an annual meeting, whether submitted pursuant to the applicable provisions of the Bylaws or Rule 14a-8 under the Exchange Act, unless Shareholders have power to vote on the Shareholder proposal, or the subject matter of the Shareholder proposal, pursuant to the Declaration of Trust, irrespective of whether such Shareholder proposal is submitted as a precatory recommendation to the Board.

∎	No person shall be eligible for election as a Trustee of the Fund unless nominated in accordance with the procedures set forth in the By-laws.

The Fund’s Declaration of Trust and Bylaws contain other provisions, including all requirements for the conduct of shareholder meetings, and are available in their entirety upon request to the Fund’s Secretary, c/o Invesco Advisers, Inc., 1555 Peachtree Street NE, Atlanta, GA 30309.

7	Invesco Dynamic Credit Opportunities Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:
You may increase your shares in your Fund easily and automatically with the Plan.
∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition , transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40 233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount , the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

8	Invesco Dynamic Credit Opportunities Fund

Consolidated Schedule of Investments

August 31, 2020

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)	Value
Variable Rate Senior Loan Interests–118.91%(b)(c)(d)
Aerospace & Defense–4.43%
Aernnova Aerospace S.A.U. (Spain)
Delayed Draw Term Loan (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR 183	$ 171,711
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR 726	680,102
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	12/06/2025	$ 1,914	1,883,046
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.81%	04/08/2026	3,460	3,091,278
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.81%	04/08/2026	1,860	1,661,978
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 07/22/2014; Cost $1,299,963)(e)(f)	0.00%	07/18/2021	1,300	1,299,963
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/22/2014; Cost $144,440)(e)	7.00%	07/18/2021	144	144,440
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/22/2014-08/18/2014; Cost $1,583,413)(e)	8.00%	07/18/2021	1,604	1,603,691
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	10/04/2024	3,104	3,013,042
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3 (3 mo. USD LIBOR + 6.50%) (Acquired 03/24/2017-09/06/2020; Cost $3,203,011)(e)	4.01%	12/31/2021	3,203	3,203,011
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024	1,179	1,168,143
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.41%	05/30/2025	6,948	6,611,938
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.41%	12/09/2025	1,313	1,248,759
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.41%	08/22/2024	2,091	1,992,067
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	03/08/2025	199	192,298
Xebec Global Holdings LLC, Term Loan (1 wk. USD LIBOR + 5.25%) Acquired 02/06/2018-12/09/2019; Cost $ 2,501,394)(e)	6.25%	02/12/2024	2,507	2,497,184
				30,462,651

Air Transport–5.75%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2025	15	9,317
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025	733	709,926
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027	1,598	1,512,104
Delta Air Lines, Inc.
Delayed Draw Term Loan(e)(g)	–	03/16/2021	6,475	6,248,484
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023	987	986,294
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR 4,414	4,379,097
Mesa Airlines, Inc.
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%)(e)	4.85%	12/01/2021	116	107,739
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%)(e)	4.85%	12/01/2021	134	124,877
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%)(e)	4.85%	12/01/2021	113	105,462
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%)(e)	4.85%	03/01/2022	154	141,259
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%)(e)	4.85%	03/01/2022	140	128,535
Term Loan N947LR (3 mo. USD LIBOR + 4.50%)(e)	4.85%	09/01/2022	173	154,875
Term Loan N948LR (3 mo. USD LIBOR + 4.50%)(e)	4.85%	09/01/2022	178	159,237
Term Loan N950LR (3 mo. USD LIBOR + 4.50%)(e)	4.85%	09/01/2022	196	175,234
Term Loan N951LR (3 mo. USD LIBOR + 4.50%)(e)	4.85%	09/01/2022	185	165,927
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027	4,054	4,104,001

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)	Value
Air Transport–(continued)
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (3 mo. PRIME + 5.50%) (Acquired 05/09/2019; Cost $3,195,543)(e)	10.00%	05/09/2024	$ 3,244	$ 2,938,763
Incremental Delayed Draw Term Loan (1 mo. USD LIBOR + 5.50%) (Acquired 10/15/2019; Cost $6,925,532)(e)	6.50%	05/09/2024	7,043	6,380,769
Incremental Delayed Draw Term Loan (Acquired 10/15/2019; Cost $2,425,345)(e)(f)	0.00%	05/09/2024	2,466	2,234,566
Term Loan (1 mo. USD LIBOR + 5.50%) (Acquired 05/09/2019; Cost $9,579,994)(e)	6.50%	05/09/2024	9,731	8,816,289
				39,582,755

Automotive–5.60%
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024	448	437,390
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	5.91%	05/22/2025	2,495	2,388,872
BCA Marketplace PLC (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.45%	09/24/2026	GBP 1,000	1,281,609
Belron Finance US LLC, Incremental Term Loan (3 mo. USD LIBOR + 2.50%)	2.77%	10/30/2026	284	279,865
Dayco Products LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	4.51%	05/19/2023	979	626,570
Garrett Borrowing LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	3.54%	09/27/2025	731	664,883
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (1 mo. USD LIBOR + 2.00%)	2.19%	03/03/2025	633	611,347
Mavis Tire Express Services Corp., Term Loan (3 mo. USD LIBOR + 3.25%)	3.56%	03/20/2025	1,680	1,620,396
Muth Mirror Systems, LLC
Revolver Loan (3 mo. USD LIBOR + 5.25%) (Acquired 07/30/2020; Cost $419,300)(e)	6.25%	04/23/2025	419	353,051
Revolver Loan (Acquired 04/23/2019-06/30/2020; Cost $1,251,375)(e)(f)	0.00%	04/23/2025	1,258	1,059,151
Term Loan (6 mo. USD LIBOR + 5.25%) (Acquired 04/23/2019; Cost $19,604,613)(e)	6.25%	04/23/2025	19,929	16,780,491
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.66%	11/06/2024	51	49,819
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	04/30/2026	990	973,257
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	05/22/2024	1,769	1,645,711
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.16%	10/01/2025	4,370	3,920,512
ThermaSys Corp.
PIK Term Loan, 12.00% PIK Rate (Acquired 12/31/2018-06/30/2020; Cost $176,384)(e)(h)	12.00%	10/02/2023	177	154,165
Term Loan (3 mo. USD LIBOR + 11.00%) (Acquired 12/31/18-06/30/20; Cost $ 1,131,294)	12.00%	01/01/2024	969	920,698
TI Group Automotive Systems LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	06/30/2022	369	363,535
Transtar Holding Co.
Delayed Draw Term Loan (Acquired 07/06/2017-04/11/2017; Cost $ 157,967)(e)(f)	0.00%	04/11/2022	158	158,435
First Lien Term Loan (2 mo. USD LIBOR + 4.25%) (Acquired 10/03/2012-06/13/2016; Cost $1,711,325)(e)	5.50%	04/11/2022	1,707	1,604,353
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/13/2020; Cost $613,359)(e)(h)	7.75%	04/11/2022	651	654,168
Visteon Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	03/25/2024	147	142,528
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	02/05/2026	780	752,746
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.45%	04/04/2025	1,169	1,123,796
				38,567,348

Beverage & Tobacco–0.36%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)(e)	4.32%	12/13/2023	2,300	2,231,182
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.32%	12/13/2023	288	282,488
				2,513,670

Building & Development–3.61%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025	525	527,424
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.16%	01/15/2027	873	853,001
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR 3,141	3,521,889
Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR 758	891,973

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Building & Development–(continued)
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	01/02/2025		$ 3	$ 3,144
CRH Europe Distribution (Netherlands), Term Loan A (3 mo. EURIBOR + 4.00%)	4.00%	11/29/2025	EUR	1,201	1,385,334
Forterra Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023		135	132,586
Gerflor (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	01/22/2027	EUR	2,091	2,453,013
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan C-1 (3 mo. EURIBOR + 4.00%)	4.00%	09/30/2026	EUR	2,612	3,008,542
Neptune Bidco S.a r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR	2,201	2,482,160
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.66%	11/15/2023		951	928,648
Quimper AB (Sweden)
Second Lien Term Loan (6 mo. EURIBOR + 8.25%) (Acquired 03/04/2019-05/07/2019; Cost $2,028,387)	8.25%	02/13/2027	EUR	1,818	2,104,435
Term Loan B-1 (2 mo. EURIBOR + 4.25%)	4.25%	02/16/2026	EUR	2,756	3,213,674
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.75%)(e)	3.50%	12/15/2023		1,416	1,416,038
Werner FinCo L.P., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.00%	07/24/2024		1,997	1,952,216
					24,874,077

Business Equipment & Services–9.43%
Alorica, Inc.
Delayed Draw Term Loan(e)(f)	0.00%	10/02/2020		612	607,808
Delayed Draw Term Loan (1 mo. PRIME + 6.50%)(e)	9.75%	10/02/2020		276	273,825
PIK Term Loan, 1.13% PIK Rate, 8.00% Cash Rate(h)	8.00%	06/30/2022		643	527,856
Term Loan B (3 mo. PRIME + 3.25%)	6.50%	10/02/2020		887	882,188
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.19%	06/15/2026		384	353,701
Blucora, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.00%	05/22/2024		722	712,643
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	10/30/2026		2,825	2,782,220
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.91%	02/09/2026		784	742,864
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(e)(h)	9.50%	08/15/2023		608	142,849
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023		404	248,536
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	08/08/2025		159	151,057
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	7.41%	08/08/2026		86	77,716
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 07/26/2019; Cost $343,741)(e)	11.00%	07/26/2023		341	338,096
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		2,632	2,629,384
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%) (Acquired 03/05/2020; Cost $1,231,067)(e)	9.00%	03/06/2028		1,249	1,246,090
Dream Secured Bondco AB (Sweden), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/06/2026	EUR	906	1,080,319
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	02/08/2026		275	274,997
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.93%	10/30/2026		286	285,559
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.16%	04/16/2025		761	728,519
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)(e)	9.16%	04/16/2026		596	551,492
GlobalLogic Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 2.75%)	2.91%	08/01/2025		6	5,755
Term Loan B-2 (1 mo. USD LIBOR + 3.75%)(e)	4.50%	08/13/2027		1,200	1,196,662
Holding Socotec (France), Term Loan B-4 (1 wk. EURIBOR + 4.00%)	4.00%	07/29/2024	EUR	2,308	2,614,004
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.00%)	3.82%	12/21/2024		83	80,570
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)(e)	5.13%	06/23/2024	GBP	3,995	4,645,772
Inmar, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	05/01/2024		436	409,831
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%) (Acquired 03/05/2019; Cost $1,762,086)(e)	5.57%	03/05/2026		1,777	1,741,264
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(e)	9.57%	03/05/2027		1,218	1,138,716
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	11/21/2024	EUR	4,664	5,412,040
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	07/23/2021		1,376	1,313,952
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	07/23/2021		735	700,095
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	02/05/2027		762	760,093

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Business Equipment & Services–(continued)
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/13/2025		$ 32	$ 28,933
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		7,461	5,681,420
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		5,859	5,698,039
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.25%	09/23/2026		2,871	2,865,797
Speedster Bidco GmbH (Germany), Second Lien Term Loan (1 mo. EURIBOR + 4.25%)	6.25%	02/14/2028	EUR	1,040	1,210,576
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		6,214	6,077,309
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	06/30/2025		2,015	2,029,097
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%) (Acquired 08/17/2016-06/15/2020; Cost $2,551,676)(e)	5.00%	05/21/2026		2,571	2,561,798
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.56%	02/28/2025		735	719,361
Wash MultiFamily Acquisition, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		286	278,719
West Corp., Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.50%	10/10/2024		1,241	1,106,133
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.93%	08/08/2026	GBP	1,531	2,001,144
					64,914,799

Cable & Satellite Television–2.53%
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.16%	01/03/2025		872	848,355
Charter Communications Operating LLC, Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.91%	04/30/2025		15	15,188
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	2.66%	04/15/2027		588	571,694
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.75%	08/14/2026		192	190,049
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.85%	01/31/2026		2,097	2,064,286
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.16%	04/15/2028		113	109,191
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.41%	04/30/2028		676	659,790
Term Loan B-1(g)	–	01/31/2029	EUR	818	968,766
Term Loan B-1(g)	–	01/31/2029		2,256	2,239,693
Term Loan B-2(g)	–	01/31/2029	EUR	818	968,766
Term Loan B-2(g)	–	01/31/2029		2,256	2,239,693
Virgin Media Bristol LLC (United Kingdom), Term Loan N (1 mo. USD LIBOR + 2.50%)	2.66%	01/31/2028		2,966	2,894,752
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.66%	04/15/2028		3,542	3,433,877
Ziply (Northwest) Fiber, Term Loan B (1 mo. USD LIBOR + 5.50%)	5.66%	04/30/2027		184	184,217
					17,388,317

Chemicals & Plastics–4.24%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	01/31/2024		43	42,494
Aruba Investments, Inc.
Term Loan(g)	–	07/01/2025	EUR	485	578,754
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	07/07/2025		173	173,116
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.25%	08/27/2026		4,652	4,642,484
BASF Construction Chemicals (Germany), Term Loan B-1(g)	–	07/30/2027	EUR	981	1,168,382
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/31/2025	EUR	1,328	1,569,691
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	05/16/2024		111	109,422
Colouroz Investment LLC (Germany)
First Lien Term Loan(g)	–	09/21/2023	EUR	3,017	3,204,680
First Lien Term Loan B-2(g)	–	09/21/2023		180	161,530
First Lien Term Loan B-4(g)	–	09/06/2021	EUR	45	48,172
First Lien Term Loan B-5(g)	–	09/07/2021	EUR	328	347,897
First Lien Term Loan B-6(g)	–	09/07/2021	EUR	44	46,494
First Lien Term Loan B-7(g)	–	09/07/2021	EUR	107	113,831
First Lien Term Loan C(g)	–	09/21/2023		29	26,274
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		428	428,653
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.16%	10/20/2024		26	25,704
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	1,636	1,889,427
Term Loan B (3 mo. USD LIBOR + 3.50%)	3.80%	07/01/2026		441	435,502
Ignition Midco B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/02/2025	EUR	470	521,426

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Chemicals & Plastics–(continued)
Invictus US NewCo LLC
First Lien Term Loan	3.16%	03/28/2025		$ 1,685	$ 1,622,114
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	6.91%	03/30/2026		598	502,635
KPEX Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.07%	01/31/2026		230	179,160
Term Loan (3 mo. USD LIBOR + 3.25%)	4.32%	01/31/2025		252	224,098
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	4.31%	06/30/2027		1,230	1,226,242
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.81%	03/02/2026		5,870	5,767,812
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(e)	3.81%	11/14/2025		832	782,048
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	902	974,431
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.82%	02/27/2026		503	451,558
PQ Corp.
Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	02/07/2027		1,776	1,772,595
Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.51%	02/07/2027		161	157,719
					29,194,345

Clothing & Textiles–1.20%
ABG Intermediate Holdings 2 LLC, Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024		253	250,923
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.37%	05/01/2024		355	264,661
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%) (Acquired 05/08/2019; Cost $618,211)(e)	4.42%	05/17/2026		624	617,292
Mascot Bidco Oy (Finland)
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	2,392	2,544,474
Term Loan B-2(g)	–	03/30/2026	EUR	1,299	1,456,615
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		3,178	3,118,668
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	04/25/2025		46	43,256
					8,295,889

Conglomerates–0.37%
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025		1,987	1,875,349
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025		431	409,243
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026		297	250,929
					2,535,521

Containers & Glass Products–3.81%
Berlin Packaging LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	11/07/2025		143	139,528
Berry Global, Inc., Term Loan W (3 mo. USD LIBOR + 2.00%)	2.16%	10/01/2022		47	45,978
Consolidated Container Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	05/22/2024		148	147,355
Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	06/14/2026		1,011	1,000,086
Duran Group (Germany)
Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(e)	5.00%	03/21/2024		3,548	3,321,270
Term Loan B-3 (3 mo. EURIBOR + 4.25%)(e)	4.25%	03/21/2024	EUR	6,624	7,133,612
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.20%	10/19/2023		269	262,368
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.52%	10/21/2024		231	215,159
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	07/29/2027		641	640,762
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		2,590	2,156,478
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	5,652	6,222,624
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	3,193	3,515,774
Klockner Pentaplast of America, Inc., Term Loan(g)	–	06/30/2022	EUR	336	379,147
Libbey Glass, Inc.
DIP Term Loan (1 mo. USD LIBOR + 11.00%)(e)(i)	12.00%	01/01/2021		160	172,350
PIK Term Loan 5.75% PIK Rate(h)(i)(j)	5.75%	04/09/2021		494	87,006
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	4.75%	11/30/2023		531	524,509

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Containers & Glass Products–(continued)
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	10/17/2024		$ 263	$ 260,140
					26,224,146

Cosmetics & Toiletries–1.71%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	09/26/2024		1,049	1,024,943
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.91%	09/26/2025		1,483	1,438,993
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.06%	08/11/2025		563	242,857
Coty, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	04/05/2025		4,317	3,818,072
Term Loan B (1 mo. USD LIBOR + 2.50%)	2.50%	04/07/2025	EUR	2,161	2,363,119
KDC/One (Canada), Term Loan(g)	–	12/22/2025	EUR	335	396,372
Parfums Holding Co., Inc., First Lien Term Loan(g)	–	06/30/2024		154	150,889
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	2,018	2,358,994
					11,794,239

Drugs–1.07%
Bausch Health Americas, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	11/27/2025		4,545	4,464,517
Term Loan (1 mo. USD LIBOR + 3.00%)	3.18%	06/02/2025		2,242	2,209,576
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		681	659,048
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.11%	11/15/2027		21	20,708
					7,353,849

Ecological Services & Equipment–4.70%
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025		1,114	1,040,720
Groundworks LLC
Delayed Draw Term Loan (Acquired 07/09/2020; Cost $5,743,710)(e)(f)	0.00%	01/17/2026		5,855	5,738,102
First Lien Incremental Term Loan (3 mo. USD LIBOR + 7.00%) (Acquired 07/09/2020; Cost $13,065,640)(e)	8.00%	01/17/2026		13,327	13,059,919
Revolver Loan (3 mo. USD LIBOR + 7.00%) (Acquired 07/09/2020-07/31/2020; Cost $77,953)(e)	8.00%	01/17/2026		78	76,394
Revolver Loan (Acquired 07/09/2020-07/31/2020; Cost $433,089)(e)(f)	0.00%	01/17/2026		442	432,899
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025		300	293,447
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026		166	149,255
Sweep America Intermediate Holdings LLC
Delayed Draw Term B (1 mo. USD LIBOR + 6.75%) (Acquired 06/19/2020; Cost $1,650,416)(e)	8.00%	05/31/2024		1,683	1,649,348
Delayed Draw Term B (Acquired 06/19/2020; Cost $2,381,952)(e)(f)	0.00%	05/31/2024		2,429	2,380,411
First Lien Term Loan (1 mo. USD LIBOR + 6.75%) (Acquired 06/19/2020; Cost $6,177,714)(e)	8.00%	05/31/2024		6,298	6,172,162
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	3.81%	02/06/2026		569	551,772
WCA Waste Systems, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.66%	08/11/2023		814	812,361
					32,356,790

Electronics & Electrical–12.99%
Boxer Parent Co., Inc., Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	10/02/2025	EUR	883	1,044,028
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.16%	04/18/2025		1,304	1,286,205
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.48%	10/14/2024	GBP	1,188	1,539,168
Cision Ltd., Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	02/01/2027	EUR	1,333	1,518,048
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	04/06/2026		3,278	3,220,508
Cornerstone OnDemand, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.43%	04/22/2027		1,063	1,062,992
Dedalus Finance GmbH (Germany), Term Loan B(g)	–	07/16/2027	EUR	3,806	4,451,775
Diebold Nixdorf, Inc.
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.94%	11/06/2023		1,496	1,448,069
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	5,070	5,717,684

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Electronics & Electrical–(continued)
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	05/06/2026		$ 1,099	$ 1,055,401
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	07/04/2025	EUR	5,091	5,741,061
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		632	597,260
Go Daddy Operating Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	2.66%	08/12/2027		1,661	1,651,157
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025		413	413,862
IGT Holding IV AB (Sweden), Term Loan B (2 mo. EURIBOR + 3.75%)	3.75%	07/29/2024	EUR	1,943	2,239,850
Imperva, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		924	889,973
ION Corp., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR	4,474	5,170,101
LogMeIn, Term Loan B(g)	–	08/28/2027		5,344	5,220,689
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.00%	05/08/2025		3,378	3,395,391
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.91%	09/30/2024		1	225
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		1,026	1,017,892
MTS Systems Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	4.00%	07/05/2023		882	880,093
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.07%	04/29/2026		2,470	2,099,696
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.66%	08/28/2026		2,946	2,868,185
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.57%	08/08/2024		2,971	2,802,952
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	5.57%	08/08/2024		982	936,096
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		632	496,140
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		2,959	2,594,294
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.25%	01/02/2025		1,971	1,724,486
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023		1,509	1,489,435
Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	07/07/2023		896	884,710
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.51%	05/16/2025		5,747	5,644,869
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.16%	05/29/2026		395	375,572
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		4,810	4,298,466
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.66%	10/31/2025		2,007	1,966,985
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 10/31/2018; Cost $206,908)(e)	8.16%	11/02/2026		302	259,768
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	3.75%	05/16/2025		275	264,809
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.83%	03/05/2027		672	658,110
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.91%	06/30/2026		826	802,305
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.91%	05/04/2026		861	856,002
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		117	119,966
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	05/04/2026		477	477,223
Veritas US, Inc.
Term Loan(g)	–	01/27/2023	EUR	3,482	4,094,632
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	6.50%	08/13/2025	EUR	647	759,545
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%) (Acquired 05/11/2020; Cost $1,607,935)(e)	5.75%	02/18/2027		1,709	1,679,432
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.16%	06/02/2025		1,716	1,681,790
					89,396,900

Equipment Leasing–0.63%
Boels Topholding B.V. (Netherlands), Term Loan B (g)	–	06/02/2027	EUR	2,356	2,741,279
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	2.06%	10/06/2023		1,221	1,191,149
Irel AcquiCo Gmbh (Germany), First Lien Incremental Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	05/29/2026	EUR	356	419,161
					4,351,589

Financial Intermediaries–2.86%
Evergood 4 APS (Denmark), Second Lien Term Loan (3 mo. EURIBOR + 7.00%) (Acquired 09/27/2018; Cost $5,505,179)	8.00%	02/06/2027	EUR	4,631	5,471,141
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)(e)	11.50%	05/09/2024		165	170,345
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.02%	02/10/2027		693	691,320
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	2.75%	03/22/2024		110	101,609

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Financial Intermediaries–(continued)
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	11/12/2026		$ 254	$ 249,504
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023		5,063	4,905,594
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR	4,836	5,546,475
Stiphout Finance LLC
Second Lien Term Loan (1 mo. EURIBOR + 7.25%)	7.25%	10/26/2023	EUR	1,303	1,405,502
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	10/26/2023		25	23,357
TMF Group Holdco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	06/08/2025	EUR	1,000	1,129,082
					19,693,929

Food Products–2.18%
Arnott’s Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026		1,240	1,231,376
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR	1,475	1,695,064
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)(e)	2.91%	03/31/2025		651	631,432
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	01/04/2022		2,571	2,413,973
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.75%	01/28/2028	EUR	275	328,914
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)(e)	5.91%	01/29/2028		839	832,973
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		297	296,148
Term Loan (1 mo. USD LIBOR + 3.69%)	3.84%	05/23/2025		3,129	3,049,985
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.00%)	3.07%	05/01/2026		146	142,176
Manna Pro Products LLC
Delayed Draw Term Loan (Acquired 05/30/2019; Cost $95,252)(e)(f)	0.00%	12/08/2023		96	85,878
Delayed Draw Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $385,010)(e)	7.00%	12/08/2023		388	347,122
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 02/28/2020; Cost $1,605,759)(e)	7.00%	12/08/2023		1,620	1,449,925
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.75%	06/30/2022		237	236,585
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/31/2022		2,229	2,234,428
					14,975,979

Food Service–1.67%
Aramark Services, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.91%	01/15/2027		125	119,759
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%) (Acquired 03/16/2018-07/30/2019; Cost $731,202)	4.00%	03/20/2025		750	682,128
Euro Garages (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	4,194	4,841,216
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.48%	02/07/2025	GBP	3,464	4,474,778
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.91%	07/20/2025		1,394	1,332,277
NPC International, Inc., Second Lien Term Loan(i)(j)	0.00%	04/18/2025		344	26,224
					11,476,382

Health Care–5.82%
Biogroup-LCD (France)
First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR	1,642	1,954,408
Term Loan(g)	–	04/25/2026	EUR	1,429	1,661,032
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	04/25/2026	EUR	1,705	1,969,417
Dentalcorp Perfect Smile ULC (Canada), Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	06/08/2026		1,060	942,321
EyeCare Partners LLC
Delayed Draw Term Loan(f)	0.00%	02/05/2027		24	22,098
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.82%	02/05/2027		101	94,470
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.66%	08/06/2026		952	949,654
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	7,483	8,461,588
Milano Acquisition Corp., Term Loan B(g)	–	08/13/2027		2,344	2,332,575
Nemera (Financiere N BidCo) (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	633	736,771
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.57%	08/21/2026	GBP	1,185	1,535,373
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	4,277	3,457,611

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Health Care–(continued)
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024		$ 6	$ 5,399
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (1 mo. EURIBOR + 3.75%)	3.75%	08/11/2025	EUR	2,802	3,258,357
Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR	5,109	5,456,942
Unilabs Diagnostics AB (Sweden), Revolver Loan(e)(f)	0.00%	04/01/2021	EUR	6,439	7,236,219
					40,074,235

Home Furnishings–2.26%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	08/05/2024		459	453,285
Hilding Anders AB (Sweden)
PIK Term Loan, 12.00% PIK Rate (Acquired 06/17/2014-11/25/2019; Cost $5,072,995)(e)(h)(i)(j)	12.00%	06/30/2025	EUR	5,440	64,920
Term Loan B (3 mo. EURIBOR + 5.00%)(i)	5.00%	11/29/2024	EUR	8,905	6,482,581
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		844	842,141
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		3,249	2,639,890
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.32%	06/15/2025		2,022	1,920,303
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	09/25/2024		2,730	2,652,208
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025		526	483,629
					15,538,957

Industrial Equipment–3.35%
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR	764	860,683
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.16%	10/01/2025		116	113,700
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	4.93%	06/27/2026		760	713,182
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	08/29/2023		395	383,745
Engineered Machinery Holdings, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024		234	229,636
Gardner Denver, Inc.
Term Loan (1 mo. USD LIBOR + 2.75%)	2.91%	03/01/2027		1,078	1,069,118
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.91%	03/31/2027		1,010	982,542
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.91%	03/01/2027		767	745,944
Term Loan B-2 (3 mo. EURIBOR + 2.00%)	2.00%	03/01/2027	EUR	671	791,643
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	12/13/2026		31	31,030
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(e)	2.31%	01/02/2027		72	70,650
Kantar (United Kingdom)
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.08%	10/23/2024		1,496	1,438,261
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	12/04/2026	EUR	3,822	4,388,645
Term Loan B-2(g)	–	12/04/2026	EUR	1,599	1,836,621
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%) (Acquired 02/26/2020; Cost $658,369)(e)	5.00%	03/08/2025		661	465,771
North American Lifting Holdings, Inc.
DIP Term Loan (1 mo. USD LIBOR + 9.00%)(e)	10.00%	02/25/2021		228	223,746
First Lien Term Loan(j)	0.00%	11/27/2020		2,219	1,520,018
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	02/28/2025		430	363,616
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026		613	357,600
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)(e)	3.50%	01/31/2024		188	184,928
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B(g)	–	06/30/2027	EUR	1,325	1,572,959
Term Loan B(g)	–	06/30/2027		4,714	4,684,243
					23,028,281

Insurance–1.23%
Andromeda Investissement S.A. (France), Term Loan B-3 (3 mo. EURIBOR + 3.75%)	3.75%	06/12/2026	EUR	2,875	3,408,933
Financiere CEP (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	06/18/2027	EUR	2,103	2,504,946
Frontdoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	08/16/2025		372	366,187
Ryan Specialty Group LLC, Term Loan(g)	–	07/23/2027		1,728	1,725,044

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Insurance–(continued)
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	12/31/2025		$ 495	$ 479,230
					8,484,340

Leisure Goods, Activities & Movies–7.95%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		5,462	5,324,071
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.08%	04/22/2026		115	88,405
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2023		3,464	3,468,560
Banijay Entertainment S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/01/2025	EUR	882	1,028,746
Crown Finance US, Inc.
Term Loan(g)	–	02/28/2025	EUR	60	48,734
Term Loan (3 mo. USD LIBOR + 2.25%)	3.32%	02/28/2025		530	418,605
Term Loan (3 mo. USD LIBOR + 2.50%)	3.57%	09/20/2026		2,501	1,943,678
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023		969	941,817
Dorna Sports S.L. (Spain)
Term Loan B-2 (6 mo. USD LIBOR + 3.50%)	3.86%	04/12/2024		1,762	1,651,615
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	05/03/2024	EUR	703	803,827
HNVR Holdco Ltd. (United Kingdom)
Term Loan B(g)	–	09/12/2023	EUR	1,000	867,566
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2025	EUR	937	811,309
Invictus Media S.L.U. (Spain)
Term Loan A-1 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR	2,628	2,838,507
Term Loan A-2 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR	641	692,320
Term Loan B-1 (6 mo. EURIBOR + 4.75%)	4.75%	06/26/2025	EUR	2,050	2,166,856
Term Loan B-2 (6 mo. EURIBOR + 4.75%)	4.75%	06/26/2025	EUR	1,229	1,299,385
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/25/2027	EUR	2,921	3,299,048
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/27/2026	EUR	4,376	4,961,413
Term Loan B-1(g)	–	09/27/2026	EUR	1,442	1,433,210
Seaworld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024		567	532,603
UFC Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026		384	380,367
USF S&H HoldCo LLC
Delayed Draw Term Loan (Acquired 12/02/2019; Cost $2,810,990)(e)(f)	0.00%	11/26/2024		2,823	2,117,256
Delayed Draw Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 12/02/2019; Cost $507,804)(e)	6.50%	09/23/2020		510	382,481
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 12/02/2019; Cost $54,861)(e)(f)	0.00%	11/26/2024		56	41,678
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 12/02/2019; Cost $1,042,355)(e)	6.50%	11/26/2024		1,056	791,887
Term Loan A (Acquired 12/02/2019; Cost $19,530,328)(e)	6.50%	11/26/2024		19,789	14,841,943
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	1,673	1,561,867
					54,737,754

Lodging & Casinos–3.71%
Aimbridge Acquisition Co., Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.91%	02/01/2026		1,353	1,179,107
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		1,530	1,537,399
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	2,217	2,222,540
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	5,821	6,125,780
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.70%	06/30/2025		2,075	2,017,645
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	12/23/2024		8,344	7,865,468
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		1,192	1,133,630
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.93%	06/22/2026		849	820,614
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		561	532,979
Tackle Group S.a.r.l. (Luxembourg), Revolver Loan(e)(f)	0.00%	06/08/2022	EUR	741	875,224
Twin River Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	05/10/2026		1,315	1,252,895
					25,563,281

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)	Value
Nonferrous Metals & Minerals–1.22%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/21/2025	$ 1,108	$ 1,107,927
Covia Holdings Corp., Term Loan(i)(j)	0.00%	06/01/2025	2,952	2,063,065
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	01/28/2022	3,004	2,620,645
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	01/30/2023	547	312,707
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027	1,638	1,638,480
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2025	803	650,977
				8,393,801

Oil & Gas–6.07%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/24/2024	1,270	975,811
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	3.81%	09/30/2024	6,449	6,352,086
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/21/2025	1,935	1,427,859
California Resources Corp.
Jr. DIP Term Loan (1 mo. USD LIBOR + 9.00%)(e)	10.00%	01/23/2021	1,660	1,691,279
Term Loan(j)	0.00%	12/31/2021	2,360	77,696
Term Loan(j)	0.00%	12/31/2022	2,802	1,063,493
Centurion Pipeline Co. LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	09/29/2025	664	640,766
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	7.66%	03/06/2023	3,168	2,085,895
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025	1,978	1,405,666
Fieldwood Energy LLC
DIP Delayed Draw Term Loan(e)(f)	0.00%	08/04/2021	2,802	2,802,252
DIP Term Loan(e)	10.00%	08/04/2021	303	311,361
First Lien Term Loan(j)	0.00%	04/11/2022	19,603	4,921,815
Second Lien Term Loan(j)	0.00%	04/11/2023	4,939	7,557
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024	1,336	734,002
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023	1,504	727,311
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/17/2025	1,129	965,233
McDermott International Ltd.
LOC(e)(f)	0.00%	06/30/2024	4,083	3,736,212
Term Loan (1 mo. USD LIBOR + 3.00%) (Acquired 06/30/2020; Cost $183,612)(e)	3.16%	06/30/2024	180	162,142
Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	06/30/2025	888	725,805
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	09/29/2025	186	180,972
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024	2,373	2,192,313
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 7.50%)(e)	8.50%	07/31/2022	1,892	1,664,982
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $9,294)(e)(i)(j)	0.00%	07/16/2021	9	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	7.31%	03/19/2024	4,064	2,915,787
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	4.91%	03/11/2026	2,052	1,854,586
Seadrill Operating L.P.
Revolver Loan (6 mo. USD LIBOR + 10.00%) (Acquired 07/30/2020; Cost $335,701)(e)	11.00%	02/21/2021	336	335,702
Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	02/21/2021	11,866	1,750,198
Southcross Energy Partners L.P., Revolver Loan(e)(f)	0.00%	01/31/2025	78	73,141
				41,781,922

Publishing–1.95%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.16%	04/11/2025	888	854,877
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023	5,847	4,857,089
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.76%	08/21/2026	4,211	3,843,672
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025	2,663	2,679,340
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.66%	10/17/2026	1,182	1,172,545
				13,407,523

Radio & Television–0.23%
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.66%	01/02/2026	211	206,888
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.41%	01/17/2024	173	169,582

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Radio & Television–(continued)
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.41%	01/17/2024		$ 674	$ 660,288
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.91%	09/18/2026		33	32,153
Sinclair Television Group, Inc., Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.66%	09/30/2026		547	534,824
					1,603,735

Retailers (except Food & Drug)–1.78%
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	6.81%	12/18/2026		324	258,287
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023		6,449	5,548,837
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/11/2022		6,454	6,451,519
					12,258,643

Surface Transport–2.48%
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		64	62,076
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		2,799	2,714,935
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.07%	10/12/2024		18	16,596
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		289	285,348
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.25%	06/26/2021		1,892	1,749,897
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.65%	02/24/2025		824	815,174
Zeus Bidco Ltd. (United Kingdom), PIK Term Loan, 8.79% PIK Rate, 7.33% Cash Rate(h)	8.79%	03/29/2024	GBP	10,551	11,407,264
					17,051,290

Telecommunications–7.26%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	03/15/2027		342	331,076
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		2,086	1,773,070
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		8	6,553
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/05/2023		948	927,504
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)(i)	5.35%	06/15/2024		7,217	7,305,555
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	02/02/2022		1,145	1,131,113
Inmarsat Finance PLC (United Kingdom), Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026		1,967	1,918,541
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan(f)	0.00%	07/13/2021		163	163,516
DIP Term Loan (1 mo. USD LIBOR + 5.50%)	6.50%	07/13/2021		160	163,516
Term Loan B-3(g)(i)	–	11/27/2023		3,492	3,528,047
Term Loan B-5(i)	8.63%	01/02/2024		2,181	2,213,320
Masmovil (Lorca Finco PLC) (Spain), Term Loan B(g)	–	07/02/2027	EUR	3,677	4,332,271
Midcontinent Communications, Term Loan (1 mo. USD LIBOR + 2.25%)	1.91%	08/15/2026		25	24,566
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.65%	11/30/2025		3,708	3,158,616
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.90%	11/30/2026		1,959	1,037,960
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024		1,290	1,283,763
Project Jerico (France), Term Loan B(g)	–	11/22/2026	EUR	1,886	2,160,485
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.00%	03/09/2023		2,382	1,889,843
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.91%	12/07/2026		10,399	10,112,123
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.50%)	6.57%	05/02/2023		1,801	1,524,563
Windstream Services LLC
DIP Term Loan (1 mo. USD LIBOR + 2.50%)	2.66%	02/26/2021		2,351	2,331,161
Term Loan B(g)	–	08/15/2027		2,701	2,645,014
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	02/20/2027		41	40,016
					50,002,192

Utilities–4.46%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)(e)	4.21%	10/25/2025		143	130,742
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025		184	182,140
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022		728	698,603
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025		775	764,105
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.00%)	2.16%	01/15/2025		98	95,009

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)	Value
Utilities–(continued)
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.25%)	2.41%	01/15/2024	$ 2,598	$ 2,548,922
Term Loan (2 mo. USD LIBOR + 2.25%)	2.41%	04/05/2026	4,746	4,654,780
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025	3,645	3,625,781
Granite Acquisition, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	12/17/2021	479	477,271
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026	5,809	5,760,127
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	3,272	3,127,674
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.16%	08/28/2025	125	124,758
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	4,495	3,831,177
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	253	216,084
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	2,707	2,677,614
Pike Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.18%	07/24/2026	269	268,393
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025	743	720,536
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.41%	03/27/2026	762	707,508
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.41%	03/27/2026	81	74,914
				30,686,138
Total Variable Rate Senior Loan Interests (Cost $882,078,330)				818,565,267

U.S. Dollar Denominated Bonds & Notes–10.36%
Aerospace & Defense–0.92%
TransDigm, Inc.(k)	8.00%	12/15/2025	2,095	2,280,408
TransDigm, Inc.(k)	6.25%	03/15/2026	3,844	4,061,051
				6,341,459

Air Transport–0.59%
Delta Air Lines, Inc.(k)	7.00%	05/01/2025	988	1,082,669
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025	1,798	1,526,683
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(k)	6.50%	06/21/2027	1,250	1,306,250
Park Aerospace Holdings Ltd. (Ireland)(k)	5.25%	08/15/2022	111	110,248
				4,025,850

Automotive–0.23%
Allison Transmission, Inc.(k)	5.88%	06/01/2029	929	1,018,523
Clarios Global L.P./Clarios US Finance Co.(k)	6.25%	05/15/2026	553	587,563
				1,606,086

Building & Development–0.22%
American Builders & Contractors Supply Co., Inc.(k)	4.00%	01/15/2028	954	984,232
Beacon Roofing Supply, Inc.(k)	4.50%	11/15/2026	335	345,365
Forterra Finance LLC/FRTA Finance Corp.(k)	6.50%	07/15/2025	195	207,919
				1,537,516

Business Equipment & Services–0.36%
Dun & Bradstreet Corp. (The)(k)	6.88%	08/15/2026	519	564,088
Prime Security Services Borrower LLC(k)	3.38%	08/31/2027	1,715	1,713,131
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	5.75%	04/15/2026	177	195,977
				2,473,196

Cable & Satellite Television–1.07%
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028	360	370,373
Altice France S.A. (France)(k)	5.50%	01/15/2028	141	148,314
CSC Holdings LLC(k)	5.50%	05/15/2026	5,790	6,080,716
CSC Holdings LLC(k)	6.50%	02/01/2029	324	365,715
Ziggo B.V. (Netherlands)(k)	5.50%	01/15/2027	347	365,341
				7,330,459

Containers & Glass Products–0.21%
Berry Global, Inc.(k)	4.88%	07/15/2026	1,066	1,133,739

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)	Value
Containers & Glass Products–(continued)
Reynolds Group Issuer, Inc./LLC(k)	5.13%	07/15/2023	$ 331	$ 336,279
Trivium Packaging Finance B.V. (Netherlands)(k)	5.50%	08/15/2026	0	1
				1,470,019

Drugs–0.03%
Catalent Pharma Solutions, Inc.(k)	5.00%	07/15/2027	197	208,168

Electronics & Electrical–2.98%
CommScope, Inc.(k)	5.50%	03/01/2024	302	312,227
CommScope, Inc.(k)	8.25%	03/01/2027	373	404,237
CommScope, Inc.(k)	6.00%	03/01/2026	3,980	4,233,984
Dell International LLC/EMC Corp.(k)	6.10%	07/15/2027	197	232,041
Dell International LLC/EMC Corp.(k)	6.20%	07/15/2030	2,044	2,480,212
Dell International LLC/EMC Corp.(k)	4.90%	10/01/2026	3,637	4,118,254
Dell International LLC/EMC Corp.(k)	5.30%	10/01/2029	5,174	5,905,212
Diebold Nixforf, Inc.(k)	9.38%	07/15/2025	1,855	1,998,762
Riverbed Technology, Inc.(k)	8.88%	03/01/2023	1,146	807,930
				20,492,859

Food Service–0.32%
eG Global Finance PLC (United Kingdom) (1 mo. USD LIBOR + 4.75%)(k)	4.91%	02/07/2025	1,592	1,648,882
New Red Finance, Inc. (Canada)(k)	5.75%	04/15/2025	491	524,913
				2,173,795

Industrial Equipment–0.89%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(k)	7.38%	08/15/2026	5,735	4,602,338
Vertical Holdco GmbH (Germany)(k)	7.63%	07/15/2028	693	732,414
Vertical US Newco, Inc. (Germany)(k)	5.25%	07/15/2027	763	796,381
				6,131,133

Leisure Goods, Activities & Movies–0.15%
AMC Entertainment Holdings, Inc.(k)	10.50%	04/15/2025	703	620,397
Seaworld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025	394	417,394
				1,037,791

Lodging & Casinos–0.87%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025	3,372	3,573,325
ESH Hospitality, Inc.(k)	5.25%	05/01/2025	834	847,740
ESH Hospitality, Inc.(k)	4.63%	10/01/2027	1,546	1,547,902
				5,968,967

Oil & Gas–0.00%
Pacific Drilling S.A. (Luxembourg)(k)	8.38%	10/01/2023	79	17,231

Radio & Television–0.62%
Diamond Sports Group LLC/Diamond Sports Finance Co.(k)	5.38%	08/15/2026	1,317	1,030,440
iHeartCommunications, Inc.	6.38%	05/01/2026	858	894,335
iHeartCommunications, Inc.	8.38%	05/01/2027	2,016	2,029,003
iHeartCommunications, Inc.(k)	4.75%	01/15/2028	358	343,426
				4,297,204

Telecommunications–0.75%
CenturyLink, Inc.(k)	4.00%	02/15/2027	1,852	1,884,410
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026	626	647,315
Goodman Networks, Inc.	8.00%	05/11/2022	1,607	851,797
Windstream Escrow LLC / Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028	1,758	1,762,764
Windstream Services LLC/Windstream Finance Corp.(i)(j)(k)	9.00%	06/30/2025	14	840
				5,147,126

Utilities–0.15%
Calpine Corp.(k)	4.50%	02/15/2028	305	316,688

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)	Value
Utilities–(continued)
Calpine Corp.(k)	5.25%	06/01/2026	$ 673	$ 703,773
				1,020,461
Total U.S. Dollar Denominated Bonds & Notes (Cost $73,388,539)				71,279,320

			Shares

Common Stocks & Other Equity Interests–9.66%(l)
Aerospace & Defense–0.56%
IAP Worldwide Services, Inc.(e)(m)			221	3,841,099

Automotive–0.05%
ThermaSys Corp.(m)			980,474	232,862
Transtar Holding Co., Class A(m)			2,348,384	116,245
				349,107

Building & Development–0.03%
Five Point Holdings LLC, Class A(m)			37,531	195,161
Lake at Las Vegas Joint Venture LLC, Class A(e)(m)			2,338	0
Lake at Las Vegas Joint Venture LLC, Class B(e)(m)			28	0
				195,161

Business Equipment & Services–0.04%
Checkout Holding Corp.(m)			8,573	6,430
Crossmark Holdings, Inc.(m)			5,101	299,705
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(e)(m)			610	0
				306,135

Conglomerates–0.00%
Euramax International, Inc.(e)(m)			1,870	0

Drugs–0.01%
Envigo RMS Holding Corp., Class B(e)(m)			12,126	97,493

Financial Intermediaries–0.00%
RJO Holdings Corp.(e)(m)			2,144	2,144
RJO Holdings Corp., Class A(e)(m)			1,142	1,142
RJO Holdings Corp., Class B(e)(m)			3,334	34
				3,320

Health Care–0.00%
New Millennium Holdco(e)(m)			148,019	0

Lodging & Casinos–0.52%
Caesars Entertainment, Inc.(m)			7,897	361,683
Twin River Worldwide Holdings, Inc.			134,154	3,210,305
				3,571,988

Oil & Gas–0.39%
AF Global, Inc.(m)			409	8,180
Fieldwood Energy LLC(m)			36,438	3,644
Fieldwood Energy LLC(m)			9,210	921
HGIM Corp.(m)			3,536	21,216
HGIM Corp., Wts., expiring 07/02/2043(m)			15,803	94,818
McDermott International Ltd.(m)			392,579	1,158,108
NexTier Oilfield Solutions, Inc.(m)			46,442	117,034
Paragon Offshore Finance Co., Class A(i)(m)			2,560	768
Paragon Offshore Finance Co., Class B(i)(m)			1,280	8,321
Samson Investment Co., Class A(m)			163,748	654,992
Southcross Energy Partners L.P.(m)			45,571	6,380
Transocean Ltd.(m)			232,965	284,217
Tribune Resources, Inc.(m)			376,237	329,208

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Dynamic Credit Opportunities Fund

			Shares		Value
Oil & Gas–(continued)
Tribune Resources, Inc., Wts. expiring 04/03/2023(m)				97,410	$ 2,922
					2,690,729

Publishing–2.10%
Clear Channel Outdoor Holdings, Inc.(m)				466,987	546,375
Merrill Communications LLC, Class A(e)(m)				602,134	13,831,018
Tribune Publishing Co.				6,064	68,826
					14,446,219

Radio & Television–0.23%
iHeartCommunications, Inc., Class A(m)				26,606	245,307
iHeartCommunications, Inc., Class B(m)				42	325
iHeartCommunications, Inc., Wts., expiring 05/01/2039(m)				171,667	1,301,837
					1,547,469

Retailers (except Food & Drug)–0.21%
Claire’s Stores, Inc.(m)				420	159,337
Fullbeauty Brands Holdings Corp.(m)				2,065	3,098
Payless, Inc., Class A(e)(m)				79,080	791
Toys ’R’ Us-Delaware, Inc.(m)				14	357
Toys ’R’ Us-Delaware, Inc.(m)				14	34,373
Vivarte S.A.S.(e)(m)				1,181,133	1,222,041
					1,419,997

Surface Transport–4.75%
Commercial Barge Line Co.(m)				8,956	371,674
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045(m)				35,030	919,537
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045(m)				29,149	947,342
Commercial Barge Line Co., Wts., expiring 04/27/2045(m)				9,414	374,207
Nobina AB(k)(m)(n)				4,969,706	30,065,000
					32,677,760

Telecommunications–0.00%
Goodman Networks, Inc.(e)(m)(n)				101,108	0

Utilities–0.77%
Bicent Power LLC, Series A, Wts. expiring 08/21/2022(e)(m)				2,024	0
Bicent Power LLC, Series B, Wts. expiring 08/21/2022(e)(m)				3,283	0
Vistra Corp.				253,146	4,867,997
Vistra Operations Co. LLC(m)				608,256	0
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)				412,446	453,691
					5,321,688
Total Common Stocks & Other Equity Interests (Cost $78,563,968)					66,468,165

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–8.60%(o)
Automotive–1.23%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(k)(p)	4.88%	04/15/2024	EUR	7,703	8,450,368

Building & Development–0.76%
Haya Finance 2017 S.A. (Spain)(k)	5.25%	11/15/2022	EUR	1,336	1,281,686
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(p)	5.13%	11/15/2022	EUR	4,086	3,931,250
					5,212,936

Cable & Satellite Television–0.27%
Altice Financing S.A. (Luxembourg)(k)	3.00%	01/15/2028	EUR	1,655	1,894,431

Electronics & Electrical–0.38%
Diebold Nixdorf Dutch Holding B.V.(k)	9.00%	07/15/2025	EUR	2,056	2,605,978

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Financial Intermediaries–4.55%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(k)(p)	5.00%	08/01/2024	EUR	4,277	$ 4,284,334
Cabot Financial Luxembourg II S.A. (Luxembourg) (3 mo. EURIBOR + 6.38%)(k)(p)	6.38%	06/14/2024	EUR	3,000	3,618,536
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	8.50%	11/01/2022	GBP	2,000	2,563,887
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 4.50%)(k)(p)	4.50%	09/01/2023	EUR	6,999	7,762,388
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(p)	7.05%	02/01/2023	GBP	836	1,025,976
Newday Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	9,994	12,056,957
					31,312,078

Home Furnishings–0.44%
Very Group Funding PLC (The) (United Kingdom)(k)	7.75%	11/15/2022	GBP	2,343	3,027,866

Industrial Equipment–0.29%
Vertical Holdco GmbH (Germany)(k)	6.63%	07/15/2028	EUR	475	593,622
Vertical Midco GmbH (Germany) (3 mo. EURIBOR + 4.75%)(k)(p)	4.75%	07/15/2027	EUR	1,187	1,435,098
					2,028,720

Lodging & Casinos–0.68%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(k)(p)	5.46%	07/15/2025	GBP	4,783	4,699,351
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $61,236,779)					59,231,728

Asset-Backed Securities–4.03%
Structured Products–4.03%
Adagio V CLO DAC, Series V-X, Class E-R (Ireland) (3 mo. EURIBOR + 5.15%)(k)(p)	5.15%	10/15/2031	EUR	263	268,913
Avoca CLO XVII DAC, Series 17A, Class E-R (United Kingdom) (3 mo. EURIBOR + 6.38%)(k)(p)	6.38%	10/15/2032	EUR	1,903	2,067,952
Avoca CLO XX DAC, Class E (Ireland) (3 mo. EURIBOR + 5.75%)(k)(p)	5.75%	07/15/2032	EUR	606	667,125
Avoca CLO XXI DAC, Series 21A, Class E (Ireland) (3 mo. EURIBOR + 5.10%)(k)(p)	5.10%	04/15/2033	EUR	2,000	2,067,414
Blackrock European CLO IX DAC, Class E (United Kingdom) (3 mo. EURIBOR + 6.32%)(k)(p)	6.32%	12/15/2032	EUR	1,000	1,123,312
Cadogan Square CLO XIII DAC, Series 13X, Class E (United Kingdom) (3 mo. EURIBOR + 5.75%)(k)(p)	5.75%	01/15/2032	EUR	515	568,141
Clontarf Park CLO DAC, Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(k)(p)	5.10%	08/05/2030	EUR	4,988	5,475,836
CVC Cordatus Loan Fund XIV DAC CLO, Class E (United Kingdom) (3 mo. EURIBOR + 5.90%)(k)(p)	5.90%	05/22/2032	EUR	2,225	2,467,019
Diamond CLO Ltd., Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR + 3.60%)(k)(p)	3.84%	04/25/2029		$ 1,921	1,906,436
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A2 (3 mo. USD LIBOR + 2.50%)(k)(p)	2.78%	07/15/2030		2,044	1,945,132
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(k)(p)	4.99%	10/25/2028		1,694	1,694,009
OCP Euro CLO, Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(k)(p)	5.00%	01/15/2032	EUR	1,405	1,539,509
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (Cayman Islands) (3 mo. USD
LIBOR + 4.85%)(k)(p)	5.13%	04/15/2026		1,639	1,465,560
Palmerston Park CLO DAC, Series 2017, Class D (Ireland) (3 mo. EURIBOR + 5.37%)(k)(p)	5.37%	04/18/2030	EUR	4,000	4,457,541
Total Asset-Backed Securities (Cost $28,489,091)					27,713,899

			Shares

Preferred Stocks–0.39%(l)
Automotive–0.02%
ThermaSys Corp., Series A				208,860	155,329

Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2(e)				649	6,489

Oil & Gas–0.05%
Southcross Energy Partners L.P., Series A, Pfd.				285,537	199,876
Southcross Energy Partners L.P., Series B, Pfd.				83,098	114,260
					314,136

Surface Transport–0.32%
Commercial Barge Line Co., Series A, Pfd.				33,324	874,755
Commercial Barge Line Co., Series B, Pfd.				41,506	1,348,945
					2,223,700

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(e)	120,295	$ 0
Total Preferred Stocks (Cost $3,142,820)		2,699,654

Money Market Funds–2.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(q)	9,341,080	9,341,080
Invesco Treasury Portfolio, Institutional Class, 0.02%(n)(q)	6,227,387	6,227,387
Total Money Market Funds (Cost $15,568,467)		15,568,467
TOTAL INVESTMENTS IN SECURITIES–154.21% (Cost $1,142,467,994)		1,061,526,500
BORROWINGS–(28.33)%		(195,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(14.48)%		(99,642,689)
OTHER ASSETS LESS LIABILITIES–(11.40)%		(78,511,614)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$ 688,372,197

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(g)	This variable rate interest will settle after August 31, 2020, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $9,832,634, which represented 1.43% of the Fund’s Net Assets.

(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $182,988,129, which represented 26.58% of the Fund’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2020.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value
	February 29, 2020	at Cost	from Sales	(Depreciation)	Gain	August 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$37,579,511	$131,322,886	$(159,561,317)	$ -	$-	$ 9,341,080	$31,129
Invesco Treasury Portfolio, Institutional Class	25,053,007	86,199,649	(105,025,269)	-	-	6,227,387	18,245

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26	Invesco Dynamic Credit Opportunities Fund

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value
	February 29, 2020	at Cost	from Sales	(Depreciation)	Gain	August 31, 2020	Dividend Income
Investments in Other Affiliates:
Nobina AB	$34,624,799	$ -	$ -	$(4,559,799)	$-	$30,065,000	$ -
Total	$97,257,317	$217,522,535	$(264,586,586)	$(4,559,799)	$-	$45,633,467	$49,374

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(q)	The rate shown is the 7-day SEC standardized yield as of August 31, 2020.

The aggregate value of securities considered illiquid at August 31, 2020 was $138,786,312, which represented 20.16% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
Currency Risk
09/15/2020	Bank of America, N.A.	USD	281,623	SEK	2,460,005	$ 2,820
10/15/2020	Bank of America, N.A.	USD	340,634	SEK	2,952,006	814
09/15/2020	Barclays Bank PLC	USD	77,094,503	EUR	65,469,703	1,055,834
09/15/2020	Barclays Bank PLC	USD	17,135,747	GBP	13,076,775	346,139
10/15/2020	Barclays Bank PLC	SEK	5,166,010	USD	598,336	803
09/15/2020	Canadian Imperial Bank of Commerce	USD	77,170,566	EUR	65,469,664	979,725
09/15/2020	Citibank N.A.	USD	17,119,591	GBP	13,065,822	347,654
09/15/2020	JP Morgan Chase Bank, N.A.	USD	17,135,113	GBP	13,076,775	346,773
10/15/2020	JP Morgan Chase Bank, N.A.	EUR	2,181,371	USD	2,608,108	2,498
09/15/2020	Royal Bank of Canada	USD	77,150,761	EUR	65,469,664	999,530
10/15/2020	Royal Bank of Canada	USD	901,317	SEK	7,872,014	9,209
09/15/2020	State Street Bank & Trust Co.	USD	17,062,281	EUR	15,000,000	843,025
09/15/2020	UBS	USD	33,484,137	SEK	292,756,761	366,442
10/15/2020	UBS	USD	255,970	SEK	2,214,004	116
Subtotal–Appreciation						5,301,382

Currency Risk
09/15/2020	Bank of America, N.A.	EUR	70,203,239	USD	79,660,879	(4,139,820)
09/15/2020	Bank of America, N.A.	GBP	13,042,757	USD	16,484,167	(952,242)
09/15/2020	Bank of America, N.A.	SEK	10,824,019	USD	1,212,401	(39,148)
10/15/2020	Bank of America, N.A.	SEK	6,396,012	USD	735,835	(3,968)
09/15/2020	Barclays Bank PLC	GBP	13,133,859	USD	16,598,439	(959,760)
10/15/2020	Barclays Bank PLC	EUR	65,500,299	USD	77,179,330	(1,059,661)
10/15/2020	Barclays Bank PLC	GBP	13,061,236	USD	17,117,782	(346,621)
10/15/2020	Canadian Imperial Bank of Commerce	EUR	65,500,260	USD	77,256,083	(982,861)
10/15/2020	Citibank N.A.	GBP	13,145,600	USD	17,226,596	(350,612)
09/15/2020	JP Morgan Chase Bank, N.A.	SEK	276,028,732	USD	30,073,774	(1,842,594)
10/15/2020	JP Morgan Chase Bank, N.A.	GBP	13,061,236	USD	17,117,259	(347,144)
09/15/2020	Royal Bank of Canada	EUR	70,890,016	USD	80,607,366	(4,013,129)
09/15/2020	Royal Bank of Canada	SEK	8,364,015	USD	953,874	(13,231)
10/15/2020	Royal Bank of Canada	EUR	66,865,382	USD	78,845,076	(1,024,483)
10/15/2020	State Street Bank & Trust Co.	GBP	445,789	USD	582,768	(13,304)
09/15/2020	Toronto Dominion Bank	EUR	70,315,775	USD	79,786,044	(4,148,987)
09/15/2020	Toronto Dominion Bank	GBP	13,042,757	USD	16,484,532	(951,877)
10/15/2020	UBS	SEK	269,632,720	USD	30,864,671	(322,743)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27	Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts—(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
10/15/2020	UBS	USD	626,113	SEK	5,412,010	$ (126)
Subtotal—Depreciation						(21,512,311)
Total Forward Foreign Currency Contracts						$(16,210,929)

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

USD – U.S. Dollar

Portfolio Composition*

By credit quality, based on total investments

as of August 31, 2020

AA+	0.19%
A	0.18
BBB	0.11
BBB-	3.19
BB+	1.41
BB	3.85
BB-	6.74
B+	10.81
B	21.29
B-	16.38
CCC+	6.36
CCC	1.73
CCC-	0.40
CC	0.05
D	0.51
Non-Rated	20.20
Equity	6.60

*

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

28	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,126,899,527)	$1,015,893,033
Investments in affiliates, at value (Cost $15,568,467)	45,633,467
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	5,301,382
Cash	19,023,420
Foreign currencies, at value (Cost $7,103,026)	7,151,784
Receivable for:
Investments sold	50,937,263
Dividends	874
Interest and fees	10,349,913
Investments matured, at value (Cost $9,157,861)	1,590,568
Investment for trustee deferred compensation and retirement plans	24,408
Other assets	354,111
Total assets	1,156,260,223

Liabilities:
Variable rate demand preferred shares, at liquidation preference ($0.01 par value, 1,000 shares issued with liquidation preference of $100,000 per share)	99,642,689
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	21,512,311
Payable for:
Borrowings	195,000,000
Investments purchased	120,081,404
Dividends	160,370
Accrued fees to affiliates	68,879
Accrued interest expense	314,041
Accrued trustees’ and officers’ fees and benefits	6,643
Accrued other operating expenses	12,472
Trustee deferred compensation and retirement plans	24,408
Unfunded loan commitments	31,064,809
Total liabilities	467,888,026
Net assets applicable to common shares	$ 688,372,197

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$901,706,278

Distributable earnings (loss)	(213,334,081)

$ 688,372,197

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	62,980,141

Net asset value per common share	$10.93

Market value per common share	$9.06

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

29	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$28,905,241

Dividends (net of foreign withholding taxes of $3,552)	97,665

Dividends from affiliates	49,374

Total investment income	29,052,280

Expenses:
Advisory fees	6,126,650

Administrative services fees	52,889

Custodian fees	60,611

Interest, facilities and maintenance fees	3,197,694

Transfer agent fees	22,030

Trustees’ and officers’ fees and benefits	12,648

Registration and filing fees	35,514

Reports to shareholders	30,975

Professional services fees	83,862

Taxes	22,986

Other	(10,379)

Total expenses	9,635,480

Less: Fees waived	(13,963)

Net expenses	9,621,517

Net investment income	19,430,763

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(36,278,477)

Foreign currencies	(1,746,993)

Forward foreign currency contracts	1,029,659

(36,995,811)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(21,273,534)

Foreign currencies	(1,385,312)

Forward foreign currency contracts	(20,689,597)

(43,348,443)

Net realized and unrealized gain (loss)	(80,344,254)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(60,913,491)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

30	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Changes in Net Assets

For the six months ended August 31, 2020 and the year ended February 29, 2020

(Unaudited)

	August 31,	February 29,
	2020	2020

Operations:
Net investment income	$19,430,763	$51,798,265

Net realized gain (loss)	(36,995,811)	(10,310,859)

Change in net unrealized appreciation (depreciation)	(43,348,443)	(8,522,100)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(60,913,491)	32,965,306

Distributions to common shareholders from distributable earnings	(28,341,063)	(58,256,631)

Net increase (decrease) in common shares of beneficial interest	(17,730)	(135,036,837)

Net increase (decrease) in net assets applicable to common shares	(89,272,284)	(160,328,162)

Net assets applicable to common shares:
Beginning of period	777,644,481	937,972,643

End of period	$688,372,197	$777,644,481

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

31	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Cash Flows

For the six months ended August 31, 2020

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(60,913,491)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(304,909,940)

Proceeds from sales of investments	419,449,553

Purchases of short-term investments, net	(11,719,256)

Amortization of premium on investment securities	827,278

Accretion of discount on investment securities	(1,972,309)

Increase in receivables and other assets	(2,827,597)

Decrease in accrued expenses and other payables	(856,079)

Net realized loss from investment securities	36,896,180

Net change in unrealized depreciation on investment securities	21,273,534

Net change in unrealized depreciation of forward foreign currency contracts	20,689,597

Net cash provided by operating activities	115,937,470

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(28,432,813)

Decrease in VRDP Shares, at liquidation value	(25,000,000)

Proceeds from borrowings	10,000,000

Repayment of borrowings	(115,000,000)

Disbursements from shares of beneficial interest reacquired	(17,730)

Net cash provided by (used in) financing activities	(158,450,543)

Net decrease in cash and cash equivalents	(42,513,073)

Cash and cash equivalents at beginning of period	84,256,744

Cash and cash equivalents at end of period	$41,743,671

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$3,780,030

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

32	Invesco Dynamic Credit Opportunities Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended		Year Ended		Years Ended						Year Ended
	August 31,		February 29,		February 28,						February 29,
	2020		2020		2019		2018		2017		2016

Net asset value per common share, beginning of period	$ 12.35		$ 12.66		$ 13.15		$ 13.25		$ 11.51		$ 13.28

Net investment income(a)	0.31		0.72		0.61		0.71		0.89		0.97

Net gains (losses) on securities (both realized and unrealized)	(1.28)		(0.21)		(0.19)		0.02		1.73		(1.84)

Total from investment operations	(0.97)		0.51		0.42		0.73		2.62		(0.87)

Less:
Dividends paid to common shareholders from net investment income	(0.45)		(0.82)		(0.91)		(0.62)		(0.57)		(0.56)

Return of capital	–		–		–		(0.21)		(0.31)		(0.34)

Total distributions	(0.45)		(0.82)		(0.91)		(0.83)		(0.88)		(0.90)

Net asset value per common share, end of period	$ 10.93		$ 12.35		$ 12.66		$ 13.15		$ 13.25		$ 11.51

Market value per common share, end of period	$9.06		$10.83		$ 11.06		$ 11.59		$ 12.40		$9.97

Total return at net asset value(b)	(6.78)%		4.99%		4.44%		6.33%		24.21%		(6.03)%

Total return at market value(c)	(11.89)%		5.39%		3.52%		0.14%		34.20%		(10.44)%

Net assets applicable to common shares, end of period (000’s omitted)	$688,372		$777,644		$937,973		$ 974,593		$981,758		$853,086

Portfolio turnover rate(d)	31%		83%		69%		89%		87%		88%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	2.92	%(e)(f)	3.59	%(f)	3.50	%(f)	3.07	%(f)	2.78	%(f)	2.68	%(f)

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.95	%(e)	1.99%		1.97%		1.96%		1.94%		2.01%

Without fee waivers and/or expense reimbursements	2.92	%(e)	3.59%		3.50%		3.07%		2.78%		2.68%

Ratio of net investment income to average net assets	5.88	%(e)	5.76%		4.72%		5.45%		6.98%		7.61%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$100,000		$125,000		$125,000		$ 75,000		$125,000		$125,000

Asset coverage per $1,000 unit of senior indebtedness(g)	$ 5,041		$ 4,010		$ 4,249		$ 3,725		$ 4,513		$ 4,691

Total borrowings (000’s omitted)	$195,000		$300,000		$327,000		$ 385,000		$315,000		$265,000

Asset coverage per preferred share(h)	$788,372		$722,116		$850,378		$1,398,919		$885,323		$782,469

Liquidating preference per preferred share	$100,000		$100,000		$100,000		$ 100,000		$100,000		$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $655,235.
(f)	Includes fee waivers which were less than 0.005%.
(g)

Calculated at the fund level by subtracting the Fund’s total liabilities (not including preferred shares, at liquidation value and the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(h)

Calculated by subtracting the Fund’s total liabilities (not including the preferred shares, at liquidation value) from the Fund’s total assets and dividing by the total number of preferred shares outstanding.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

33	Invesco Dynamic Credit Opportunities Fund

Notes to Consolidated Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Dynamic Credit Opportunities Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund may participate in direct lending opportunities through its indirect investment in the Invesco Dynamic Credit Opportunities Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Fund owns all beneficial and economic interests in the Invesco Dynamic Credit Opportunities Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Fund may invest up to 25% of its total net assets in the Loan Origination Trust. The accompanying consolidated financial statements reflect the financial position of the Fund and its Loan Origination Trust and the results of operations on a consolidated basis.

The Fund’s investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.

Security Valuations - Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

34	Invesco Dynamic Credit Opportunities Fund

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Effective October 1, 2020, the Fund has adopted a Managed Distribution Plan (the “Plan”) whereby the Fund will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.075 per share as of October 1, 2020. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Fund, regardless of when or whether income is earned or capital gains are realized. If sufficient income is not available for a monthly distribution, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. The Plan may be amended or terminated at any time by the Board. Prior to October 1, 2020, distributions from net investment income were declared and paid monthly. Distributions from net realized capital gain, if any, were generally declared and paid annually and recorded on the ex-dividend date.

E.

Cash and Cash Equivalents - For the purposes of the Consolidated Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

F.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

G.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Demand Preferred Shares (“VRDP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

I.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

J.

Indemnifications - Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund, and under the LLC’s organizational documents, each member of the LLC and certain affiliated persons, is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or LLC. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

35	Invesco Dynamic Credit Opportunities Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

L.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.

Industry Focus - To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk - The Fund may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

P.

Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money on the loan. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Fund performance.

Q.

Leverage Risk - The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into an investment advisory agreement with Invesco Advisers, Inc. (“the Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 1.25% of the Fund’s average daily managed assets.

36	Invesco Dynamic Credit Opportunities Fund

Managed assets for this purpose means the Fund’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s consolidated financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2020, the Adviser waived advisory fees of $13,963.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2020, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2020, there were transfers from Level 3 to Level 2 of $24,676,342, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $34,385,081, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$ –	$648,573,698	$169,991,569	$ 818,565,267

U.S. Dollar Denominated Bonds & Notes	–	69,752,637	1,526,683	71,279,320

Common Stocks & Other Equity Interests	11,055,013	36,417,390	18,995,762	66,468,165

Non-U.S. Dollar Denominated Bonds & Notes	–	59,231,728	–	59,231,728

Asset-Backed Securities	–	27,713,899	–	27,713,899

Preferred Stocks	–	2,693,165	6,489	2,699,654

Money Market Funds	15,568,467	–	–	15,568,467

Total Investments in Securities	26,623,480	844,382,517	190,520,503	1,061,526,500

Other Investments - Assets*

Investments Matured	–	1,145,616	444,952	1,590,568

Forward Foreign Currency Contracts	–	5,301,382	–	5,301,382

	–	6,446,998	444,952	6,891,950

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(21,512,311)	–	(21,512,311)

Total Other Investments	–	(15,065,313)	444,952	(14,620,361)

Total Investments	$26,623,480	$829,317,204	$190,965,455	$1,046,906,139

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

37	Invesco Dynamic Credit Opportunities Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2020:

						Change in
				Accrued		Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Realized	Appreciation	into	out of	Value
	02/29/20	at Cost	from Sales	Premiums	Gain (Loss)	(Depreciation)	Level 3	Level 3	08/31/20
Variable Rate Senior Loan Interests	$150,874,806	$54,690,452	$(20,214,061)	$239,928	$(23,439)	$(11,362,379)	$20,462,604	$(24,676,342)	$169,991,569
U.S. Dollar Denominated Bonds & Notes	2,064,995	–	(276,600)	–	–	(261,712)	–	–	1,526,683
Common Stocks & Other Equity Interests	8,623,435	–	(3,057,914)	–	(4,992,839)	4,591,271	13,831,809	–	18,995,762
Preferred Stocks	259,560	–	–	–	–	(253,071)	–	–	6,489
Investments Matured	325,397	5,136	(8,675)	(12,136)	41	44,521	90,668	–	444,952
Total	$162,148,193	$54,695,588	$(23,557,250)	$227,792	$(5,016,237)	$(7,241,370)	$34,385,081	$(24,676,342)	$190,965,455

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

				Range of
	Fair Value	Valuation	Unobservable	Unobservable	Unobservable
	at 08/31/20	Technique	Inputs	Inputs	Input Used
Muth Mirror Systems, LLC, Term Loan	$16,780,491	Interpolated Required Return	Implied Yield	N/A	12.7%	(a)
USF S&H TopCo, LLC, Term Loan A	14,841,943	Interpolated Required Return	Implied Yield	N/A	15.8%	(a)
			Multiple	N/A	10x
			Last 12 Months Earnings Before Interest,	N/A	$116.1 million
Merrill Communications LLC, Class A	13,831,018	Enterprise Value	Taxes, Depreciation, and Amortization			(b)
Groundworks LLC, First Lien Incremental Term Loan	13,059,919	Loan Origination Value	Original Cost	N/A	98% of par	(c)

(a)

The Fund fair values certain investments in direct loan financings using an interpolated debt structure model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied yield. The interpolated required return of the loan is based on current market conditions, anticipated stress level of earnings before interest, taxes, depreciation, and amortization and risk tiering. The Advisor periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

(b)

The Fund fair values certain common equity securities using an enterprise value approach, which utilizes a multiple of the company’s last twelve months earnings before interest, taxes, depreciation, and amortization, which is then adjusted for outstanding debt and cash on hand. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

(c)

The Fund fair values certain investments in direct loan financings at the loan origination price. The Advisor periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2020:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$5,301,382

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$5,301,382

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(21,512,311)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(21,512,311)

38	Invesco Dynamic Credit Opportunities Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2020.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of America, N.A.	$ 3,634	$(5,135,178)	$ (5,131,544)	$–	$–	$ (5,131,544)

Barclays Bank PLC	1,402,776	(2,366,042)	(963,266)	–	–	(963,266)

Canadian Imperial Bank of Commerce	979,725	(982,861)	(3,136)	–	–	(3,136)

Citibank N.A.	347,654	(350,612)	(2,958)	–	–	(2,958)

JP Morgan Chase Bank, N.A.	349,271	(2,189,738)	(1,840,467)	–	–	(1,840,467)

Royal Bank of Canada	1,008,739	(5,050,843)	(4,042,104)	–	–	(4,042,104)

State Street Bank & Trust Co.	843,025	(13,304)	829,721	–	–	829,721

Toronto Dominion Bank	–	(5,100,864)	(5,100,864)	–	–	(5,100,864)

UBS AG	366,558	(322,869)	43,689	–	–	43,689

Total	$5,301,382	$(21,512,311)	$(16,210,929)	$–	$–	$(16,210,929)

Effect of Derivative Investments for the six months ended August 31, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Consolidated Statement of Operations
Currency
Risk
Realized Gain:
Forward foreign currency contracts	$ 1,029,659
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(20,689,597)
Total	$(19,659,938)

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts
Average notional value	$1,073,647,480

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a $325 million revolving credit and security agreement, which will expire on December 3, 2020. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2020, the average daily balance of borrowing under the revolving credit and security agreement was $205,489,130 with a weighted interest rate of 0.98%. The carrying amount of the Fund’s payable for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Consolidated Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

39	Invesco Dynamic Credit Opportunities Fund

NOTE 7–Unfunded Loan Commitments

As of August 31, 2020, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

		Principal
Borrower	Type	Amount(a)		Value
Alorica, Inc.	Delayed Draw Term Loan		$611,631	$ 607,808
EyeCare Partners LLC	Delayed Draw Term Loan		23,583	22,098
Fieldwood Energy LLC	DIP Delayed Draw Term Loan		2,802,252	2,802,252
Groundworks LLC	Delayed Draw Term Loan		5,855,206	5,738,102
Groundworks LLC	Revolver Loan		441,734	432,899
IAP Worldwide Services, Inc.	Revolver Loan		1,299,963	1,299,963
Intelsat Jackson Holdings S.A.	DIP Term Loan		163,516	163,516
Manna Pro Products LLC	Delayed Draw Term Loan		95,954	85,878
McDermott International Ltd.	LOC		4,083,292	3,736,212
Muth Mirror Systems, LLC	Revolver Loan		1,257,900	1,059,151
PrimeFlight Aviation Services, Inc.	Incremental Delayed Draw Term Loan		2,466,409	2,234,566
Southcross Energy Partners L.P.	Revolver Loan		78,225	73,141
Sweep America Intermediate Holdings LLC	Delayed Draw Term B		2,428,990	2,380,411
Tackle Group S.a.r.l.	Revolver Loan	EUR	740,826	875,224
Transtar Holding Co.	Delayed Draw Term Loan		158,435	158,435
Unilabs Diagnostics AB	Revolver Loan	EUR	6,438,814	7,236,219
USF S&H HoldCo LLC	Revolver Loan		55,571	41,678
USF S&H HoldCo LLC	Delayed Draw Term Loan		2,823,008	2,117,256
				$31,064,809

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.

Currency Abbreviations:

EUR – Euro

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$3,385,361	$68,521,570	$71,906,931

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $305,297,823 and $403,500,130, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$75,879,993

Aggregate unrealized (depreciation) of investments	(186,701,745)

Net unrealized appreciation (depreciation) of investments	$(110,821,752)

Cost of investments for tax purposes is $1,157,727,891.

NOTE 10–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 29,
	2020	2020

Beginning shares	62,980,141	74,094,284

Tender offer purchase	0	(11,114,143)

Ending shares	62,980,141	62,980,141

40	Invesco Dynamic Credit Opportunities Fund

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 11–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2020, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value
Barclays Bank PLC	$4,083,292	$3,736,212

NOTE 12–Variable Rate Demand Preferred Shares

On June 14, 2018, the Fund issued 1,250 Series W-7 VRDP Shares with a liquidation preference of $100,000 per share to Barclays Bank PLC, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of the VRDP Shares were used to redeem all of the Fund’s outstanding Variable Rate Term Preferred Shares. VRDP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Fund is required to redeem all outstanding VRDP Shares on June 1, 2028, unless earlier redeemed or repurchased. VRDP Shares are subject to an optional and mandatory redemption in certain circumstances. On June 17, 2020, the Fund redeemed 250 Series W-7 VRDP Shares, with a liquidation preference of $100,000 per share, to pay holders who surrendered their shares for payment on such date, the redemption price, including accumulated but unpaid dividends, in connection with the partial redemption. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Fund will be required to segregate assets having a value equal to 110% of the redemption amount.

The Fund incurred costs in connection with the transfer of the VRDP Shares that are recorded as a deferred charge and are being amortized over a period of ten years to June 1, 2028. Amortization of these costs is included in Interest, facilities and maintenance fees on the Consolidated Statement of Operations, and the unamortized balance is included in the value of Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities.

Dividends paid on the VRDP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2020, the dividend rate is equal to the USD LIBOR interest rate plus a spread of 0.15%, which is based on the short-term credit rating assigned to the VRDP Shares by Moody’s Investors Service, Inc. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDP Shares during the period, March 1, 2019 through August 31, 2020, were $114,673,913 and 0.73%, respectively.

The Fund is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VRDP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities. The fair value of VRDP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VRDP Shares, and therefore the “spread” on the VRDP Shares (determined in accordance with the VRDP shares’ governing document) remains unchanged. At period-end, the Fund’s Adviser has determined that fair value of VRDP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially and/or the credit rating assigned to the VRDP Shares is downgraded. Unpaid dividends on VRDP Shares are recognized as Accrued interest expense on the Consolidated Statement of Assets and Liabilities. Dividends paid on VRDP Shares are recognized as a component of Interest, facilities and maintenance fees on the Consolidated Statement of Operations.

NOTE 13–Dividends

The Fund declared the following dividends to common shareholders from net investment income subsequent to August 31, 2020:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2020	$0.0750	September 15, 2020	September 30, 2020

October 1, 2020	$0.0750	October 15, 2020	October 30, 2020

NOTE 14–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these consolidated financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

41	Invesco Dynamic Credit Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Invesco Dynamic Credit Opportunities Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. and Invesco Asset Management Limited currently manage assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Credit Suisse Leveraged Loan Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, as well as initiatives taken to enhance shareholder value including the implementation of a loan origination strategy for the Fund in 2019.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board also noted that the contractual management fee is a legacy fee charged to the Fund under a prior adviser. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth, fifth and fourth quintile, respectively, of its

42	Invesco Dynamic Credit Opportunities Fund

expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses, which included the Fund’s unique positioning relative to its peers in terms of foreign securities holdings, distressed debt, non-rated securities, and private debt.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019. The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

    The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

43	Invesco Dynamic Credit Opportunities Fund

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Dynamic Credit Opportunities Fund (the “Fund”) was held on August 7, 2020. The Meeting was held for the following purposes:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2). Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

			Votes
	Matters	Votes For	Withheld

(1).	Beth Ann Brown	56,008,485.20	791,656.00
	Anthony J. LaCava, Jr.	54,751,373.20	2,048,768.00
	Joel W. Motley	56,017,459.20	782,682.00
	Teresa M. Ressel	54,751,882.20	2,048,259.00
	Christopher L. Wilson	56,010,928.20	789,213.00
(2).	David C. Arch	1,250.00	0.00

44	Invesco Dynamic Credit Opportunities Fund

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Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Fund is shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number: 811-22043	VK-CE-DCO-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 14, 2020, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Dynamic Credit Opportunities Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 6, 2020